Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of assets measured at fair value on a recurring basis

	September 30, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities	$332,008,544	$332,008,544	$—	$—

Liabilities:
Public Warrant Liability	$792,000	$792,000	$—	$—
Private Placement Warrant Liability	688,000		—	688,000

	$1,480,000	$792,000	$—	$688,000

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securitie s	$330,085,541	$330,085,541	$—	$—

Liabilities:
Public Warrant Liabilit y	$4,750,680	$4,750,680	$—	$—
Private Placement Warrant Liability	4,274,200	—	—	4,274,200

	$9,024,880	$4,750,680	$—	$4,274,200

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets:
Cash and marketable securities held in Trust Account	$330,082,791	$330,082,791
Liabilities:
Warrant liabilities – Public Warrants	4,750,680	4,750,680	—	—
Warrant liabilities – Private Placement Warrants	4,274,200	—	—	4,274,200

	$9,024,880	$4,750,680	$—	$4,274,200

Summary of fair value measurement inputs and valuation techniques
The following table provides quantitative information regarding Level 3 fair value measurements:

	At September 30, 2022 Private Placement Warrants		At December 31, 2021 Private Placement Warrants
Share price		$9.92		$9.71
Strike price		$11.50		$11.50
Term (in years)		4.84		4.25
Time to announcement of business combination (in years)		0.00		0.13
Volatility		1.0%		14.0%
Risk-free rate		4.07%		1.4%
Dividend yield		0.0%		0.0%
Redemption trigger price	$	N/A	$	N/A

	At March 12, 2021 (Initial Measurement) Public Warrants	At March 12, 2021 (Initial Measurement) Private Placement Warrants
Share price	$9.70	$9.70
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility	24.0%	24.0%
Risk-free rate	0.98%	0.98%
Dividend yield	0.0%	0.0%
Redemption trigger price	$18.00	N/A

At December 31, 2021 Private Placement Warrants
Share price	$9.71
Strike price	$11.50
Term (in years)	4.25
Volatility	14.0%
Risk-free rate	1.4%
Dividend yield	0%
Redemption trigger price	N/A

Schedule of reconciliation of changes in fair value liability of warrants classified to level 3

Fair value at December 31, 2021 – Private Placement Warrants	$4,274,200
Change in fair value	(1,811,160)

Fair Value at March 31, 2022 – Private Placement Warrants	2,463,040
Change in fair value	(1,717,707)

Fair Value at June 30, 2022 – Private Placement Warrants	745,333
Change in fair value	(57,333)

Fair Value at September 30, 2022 – Private Placement Warrants	$688,000

Fair value as of December 31, 2020	$—
Initial Measurement on March 12, 2021	17,421,333
Public Warrant reclassified to level 1 (1)	(8,844,000)
Change in fair value	(4,303,133)

Fair value as of December 31, 2021	$4,274,200

(1)	Assumes the Public Warrants were reclassified on March 31, 2021.

The following table provides a reconciliation of changes in fair value liability of the beginning and ending balances for the Company’s Warrants classified as Level 3:

Fair value as of December 31, 2020	$—

Initial measurement on March 12, 2021	17,421,333
Public Warrant reclassified to level 1 (1)	(8,844,000)
Change in fair value	(4,303,133)

Fair value as of December 31, 2021	$4,274,200

(1)	Assumes the Public Warrants were reclassified on March 31, 2021.

Summary of fair value of the derivative warrant liabilities
The following table presents the changes in the fair value of Warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of December 31, 2021	$4,750,680	$4,274,200	$9,024,880
Change in valuation inputs or other assumptions	(2,044,680)	(1,811,160)	(3,855,840)

Fair value as of March 31, 2022	2,706,000	2,463,040	5,169,040
Change in valuation inputs or other assumptions	(1,848,000)	(1,717,707)	(3,565,707)

Fair value as of June 30, 2022	858,000	745,333	1,603,333
Change in valuation inputs or other assumptions	(66,000)	(57,333)	(123,333)

Fair value as of September 30, 2022	$792,000	$688,000	$1,480,000

	Public	Private Placement	Warrant Liabilities
Fair value as of November 24, 2020	$—	$—	$—
Initial measurement on March 12, 2021	9,108,000	8,313,333	17,421,333
Change in valuation inputs or other assumptions	(264,001)	(286,666)	(550,667)

Fair value as of March 31, 2021	8,844,000	8,026,667	16,870,667
Change in valuation inputs or other assumptions	(1,782,000)	(1,720,000)	(3,502,000)

Fair value as of June 30, 2021	7,062,000	6,306,667	13,368,667
Change in valuation inputs or other assumptions	(1,716,000)	(1,662,667)	(3,378,667)

Fair value as of September 30, 2021	$5,346,000	$4,644,000	$9,990,000

The following table presents the changes in the fair value of Warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of November 24, 2020	$—	$—	$—
Fair value as of December 31, 2020	$—	$—	$—

Initial measurement on March 12, 2021	9,108,000	8,313,333	17,421,333
Change in valuation inputs or other assumptions	(4,357,320)	(4,039,133)	(8,396,453)

Fair value as of December 31, 2021	$4,750,680	$4,274,200	$9,024,880